TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non-current
Accrued bonuses related to acquisition (Note 5)	$ 1,120	$ 0
Current
Trade payables	3,015	2,396
Accruals	8,573	6,392
Indirect taxes	1,658	1,342
Other payables	231	75
Trade and other payables	$ 13,477	10,205
Disclosure of detailed information about financial instruments [line items]
Trade payables, settlement period	60 days
Accrued Media Partnership Costs and Other Unbilled Operational Expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 6,778	2,632
Payable Media Partnership Costs and Other Unbilled Operational
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 109	$ 0